Exploration and Evaluation Assets (Details Narrative) $ / shares in Units, kr in Thousands, $ in Thousands, $ in Thousands								1 Months Ended				9 Months Ended		12 Months Ended						59 Months Ended
	Apr. 11, 2016	Jan. 04, 2016 CAD ($) a	Dec. 31, 2015 CAD ($)	Mar. 04, 2012 CAD ($)	Mar. 04, 2012 DKK (kr)	Aug. 15, 2011 CAD ($)	Aug. 15, 2011 DKK (kr)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 DKK (kr)	Jan. 31, 2018 CAD ($)	Jan. 31, 2018 DKK (kr)	Sep. 30, 2018 CAD ($)	Sep. 30, 2017 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 DKK (kr)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 DKK (kr)	Dec. 31, 2015 CAD ($)	Dec. 31, 2015 DKK (kr)	Dec. 31, 2015 CAD ($)	Jan. 04, 2016 USD ($) a $ / shares	Apr. 05, 2010
Statement Line Items [Line Items]
Acquisition and exploration related cost												$ 12,778	$ 10,626
Approved exploration expenditures														$ 1,843
Reclamation deposit												14		14
Danish Krone [Member]
Statement Line Items [Line Items]
Approved exploration expenditures | kr															kr 9,367
Post Creek Property [Member]
Statement Line Items [Line Items]
Percentage of interest in property to be acquired on basis of option agreement																						100.00%
Advances payable annually on net smelter return royalties			$ 10											10
Payments made in advance												10	10
Exploration and license related expenditures												33	43
Halcyon Property [Member]
Statement Line Items [Line Items]
Advances payable annually on net smelter return royalties			$ 8											8
Exploration and license related expenditures												27	14
Quetico Property [Member]
Statement Line Items [Line Items]
Acquisition and exploration related cost												61
Maniitsoq Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures												$ 13,181	10,558
Percentage of net smelter return royalties												2.50%
Percentage of net smelter return royalties after reduction												1.00%
Payment required to reduce net smelter return royalties												$ 2,000
Number of days from decision to commence commercial production to reduce net smelter return royalties												60 days
Period of additional license application for years 11-13												3 years
Period of additional license application after year 13												3 years
Sulussugut License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures												$ 10,401	9,168
License fee paid						$ 6
Period of additional license application after first period	5 years
Exploration requirement																		$ 15,808		$ 26,116
Accumulated exploration credits														44,937
Approved exploration expenditures														16,746
Total carried credits														48,513
Sulussugut License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr							kr 31
Exploration requirement | kr																			kr 83,809
Accumulated exploration credits | kr																			kr 100,304
Approved exploration expenditures | kr															85,094
Total carried credits | kr															kr 246,507
Ininngui License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures												$ 1,366	1,390
License fee paid				$ 6
Accumulated exploration credits																$ 3,044
Total carried credits														4,929
Period of license												5 years				5 years	5 years
Exploration cost														3,698
Ininngui License [Member] | Minimum [Member]
Statement Line Items [Line Items]
Exploration requirement																$ 535
Ininngui License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr					kr 32
Accumulated exploration credits																15,677
Total carried credits														$ 25,044
Ininngui License [Member] | Danish Krone [Member] | Minimum [Member]
Statement Line Items [Line Items]
Exploration requirement																$ 2,715
Ininngui License [Member] | Danish Krone [Member] | Not Later Than Two Years [Member]
Statement Line Items [Line Items]
Exploration requirement | kr																	kr 2,276
Ininngui License [Member] | Danish Krone [Member] | Not Later Than Three Years [Member]
Statement Line Items [Line Items]
Exploration requirement | kr																	6,790
Ininngui License [Member] | Danish Krone [Member] | Not Later Than Four Years [Member]
Statement Line Items [Line Items]
Exploration requirement | kr																	kr 9,367
Ikertoq License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures												$ 132
License fee paid								$ 7
Period of license								5 years	5 years
Ikertoq License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr									kr 31
Carbonatite License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures												1,282
License fee paid										$ 7
Period of license										5 years	5 years
Carbonatite License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr											kr 31
Section 35 Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures												$ 2	$ 3
Length of metallic minerals lease		10 years
Area covered by metallic minerals lease | a		320																			320
Reclamation deposit		$ 14
Section 35 Property [Member] | Minimum [Member]
Statement Line Items [Line Items]
Percentage of production royalty payable		2.00%																			2.00%
Section 35 Property [Member] | Maximum [Member]
Statement Line Items [Line Items]
Percentage of production royalty payable		2.50%																			2.50%
Section 35 Property [Member] | Not Later Than Five Years [Member]
Statement Line Items [Line Items]
Annual rental fee | $ / shares																					$ 3.00
Section 35 Property [Member] | Later Than Five Years and Not Later Than Ten Years [Member]
Statement Line Items [Line Items]
Annual rental fee | $ / shares																					6.00
Section 35 Property [Member] | Year 11 Onwards [Member] | Minimum [Member]
Statement Line Items [Line Items]
Annual rental fee | $ / shares																					10.00
Section 35 Property [Member] | Year 11 Onwards [Member] | Maximum [Member]
Statement Line Items [Line Items]
Annual rental fee | $ / shares																					55.00
Section 35 Property [Member] | LaterThan Ten Years [Member]
Statement Line Items [Line Items]
Additional annual rental fee | $ / shares																					$ 5.00
Section 35 Property [Member] | US Dollar [Member]
Statement Line Items [Line Items]
Reclamation deposit																					$ 10